OTHER LIABILITIES - Funded Status of Defined Benefit Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Details of defined benefit liability
Balance at the beginning of year	$ 26,742
Balance at end of year	41,337	$ 26,742
Plan assets
Details of defined benefit liability
Balance at the beginning of year	2,594	2,363
Employer contributions	2,800	862
Benefit payments	(2,570)	(643)
Administrative expenses	(115)	(109)
Interest on assets	77	93
Net return on assets excluding interest	(77)	(93)
Effect of exchange rate changes	59	121
Balance at end of year	2,768	2,594
Present value of defined benefit obligation
Details of defined benefit liability
Balance at the beginning of year	29,336	23,032
Current service cost	12,827	1,020
Benefit payments	(2,570)	(672)
Interest cost	809	889
Actuarial losses (gains) arising from changes in economic assumptions	1,861	1,989
Actuarial losses arising from changes in demographic assumptions	882	2,033
Actuarial gains arising from Plan experience	(321)	(251)
Effect of exchange rate changes	1,281	1,296
Balance at end of year	$ 44,105	$ 29,336